Derivative Instruments (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative
Derivative Instruments in Hedges, Net Investment in Foreign Operations, Assets, Fair Value, Net	$ 13,400,000		$ 14,800,000
Derivative, Net Hedge Ineffectiveness Gain (Loss)	1,400,000	$ 700,000.0
Foreign currency derivatives
Derivative
Derivative, Notional Amount	15,200,000		18,900,000	$ 22,600,000
Commodity derivative contracts
Derivative
Derivative, Notional Amount	168,200,000		143,900,000
Unrealized (loss) gain in other comprehensive income	$ (27,800,000)		$ 4,700,000